DEFINED CONTRIBUTION EMPLOYEE PENSION PLAN (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%
Defined Contribution Plan, Cost Recognized	$ 328	$ 294	$ 271
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	3.00%